ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 8:-ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2020	2019

Accrued expenses	$40,649	$36,154
Government authorities	26,008	17,584
Hedging transaction liability	1,961	696
Uncertain tax positions	1,811	2,030

	$70,429	$56,464